Note 12 - Contingent Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Contingencies Disclosure [Text Block]
NOTE
12
- Contingent Liabilities

In most of the states in which the Company is licensed to do business, guaranty fund assessments may
be taken as a credit against premium taxes over a
five
-year period. These assessments, brought about by the insolvency of life and health insurers, are levied at the discretion of the various state guaranty fund associations to cover association obligations. It is management's opinion that the effect of any future assessments would not be material to the financial position or results of operations of the Company because of the use of premium tax offsets.

The Company is not currently named as a defendant in any legal actions.